Other Equity Instruments - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
		Sep. 15, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Sep. 15, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of other equity instruments [line items]
Borrowings			€ 9,661		€ 8,524	€ 9,307
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings			1,266		1,218
Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowings			€ 500		500
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowing maturity			2029
Borrowings, interest rate			5.207%
Coupon rate			5.625%
Borrowings, interest rate basis			5 year mid swap plus a margin of 5.207%.
Borrowings			€ 500		500	€ 500
EUR 500 million [member] | Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowing maturity			2029
Borrowings, interest rate			5.207%
Coupon rate	[1]		5.625%
Borrowings, interest rate basis			5 year mid swap plus a margin of 5.207%.
Borrowings			€ 500		€ 500
floating rate perpetual capital securities [Member]
Disclosure of other equity instruments [line items]
Borrowing maturity			no
Borrowings, interest rate				4.00%
Debt Instrument, Percentage of Principal Amount Redeemed		€ 250
2005 [Member]
Disclosure of other equity instruments [line items]
Borrowing maturity		no
Borrowings, interest rate				4.00%
Borrowings | $				$ 250

[1]	The coupon is fixed at 5.625%